UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec. 31, 2002

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
	Suite 4900
	Madison, WI 53718

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

 Person Signing This Report on Behalf of Reporting Manager:

Name:	Diana K. Falk
Title:	Compliance Administrator
Phone:	608-249-4488
Signature, Place, and Date of Signing:

Diana K. Falk	Madison, WI	13-Feb-02

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	933,794

List of Other Included Managers:	NONE
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							FORM 13F INFORMATION TABLE
			TITLE OF			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		CLASS		CUSIP	(x $1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

ADC TELECOMMUNICATIONS	COM		000886 10 1	20,776	  9,940,885	SH		SOLE	NONE	9,622,164	0	   318,721
AMERICAN INTL GROUP INC	COM		026874 10 7	51,592	     891,826	SH		SOLE	NONE	   721,328	0	   170,498
AMERICAN PWR CONVERSION CORP	COM		029066 10 7	58,283	  3,847,075	SH		SOLE	NONE	3,421,635	0	   425,440
BERKSHIRE HATHAWAY INC DEL	CL A		084670 10 8	     946	               13	SH		SOLE	NONE	             13	0	               0
BEST BUY INC		COM		086516 10 1	37,570	  1,555,704	SH		SOLE	NONE	1,348,758	0	   206,946
CARDINAL HEALTH INC		COM		14149Y 10 8	54,412	     919,279	SH		SOLE	NONE	   756,799	0	   162,480
CONCORD EFS INC		COM		206197 10 5	44,133	  2,803,876	SH		SOLE	NONE	2,269,946	0	   533,930
DELL COMPUTER CORP		COM		247025 10 9	60,255	  2,253,375	SH		SOLE	NONE	1,860,321	0	   393,054
DISNEY WALT CO		COM DISNEY		254687 10 6	43,760	  2,682,987	SH		SOLE	NONE	2,328,804	0	   354,183
FEDERAL HOME LN MTG CORP	COM		313400 30 1	57,297	     970,317	SH		SOLE	NONE	   784,002	0	   186,315
FISERV INC		COM		337738 10 8	58,583	  1,725,575	SH		SOLE	NONE	1,409,570	0	   316,005
HOME DEPOT INC		COM		437076 10 2	39,775	  1,655,911	SH		SOLE	NONE	1,310,619	0	   345,292
INTERPUBLIC GROUP COS INC	COM		460690 10 0	32,290	  2,293,291	SH		SOLE	NONE	2,110,306	0	   182,985
INTUIT			COM		461202 10 3	55,179	  1,176,025	SH		SOLE	NONE	   982,986	0	   193,039
JDS UNIPHASE CORP		COM		46612J 10 1	27,130	10,983,663	SH		SOLE	NONE	8,713,208	0	2,270,455
MICROCHIP TECHONOLOGY INC	COM		595017 10 4	57,895	  2,367,877	SH		SOLE	NONE	1,982,976	0	   384,901
PEPSICO INC		COM		713448 10 8	15,958	     377,962	SH		SOLE	NONE	   280,096	0	     97,866
QUANTA SVCS INC		COM		74762E 10 2	  6,402	  1,829,065	SH		SOLE	NONE	1,670,060	0	   159,005
ROYAL DUTCH PETE CO		NY REG EUR .56	780257 80 4	     579	        13,145	SH		SOLE	NONE	        4,070	0	        9,075
SBC COMMUNICATIONS INC	COM		78387G 10 3	     486	        17,941	SH		SOLE	NONE	        7,568	0	     10,373
TARGET CORP		COM		87612E 10 6	51,902	  1,730,059	SH		SOLE	NONE	1,433,874	0	   296,185
WALGREEN CO		COM		931422 10 9	52,801	  1,808,862	SH		SOLE	NONE	1,434,347	0	   374,515
WELLPOINT HEALTH NETWORK NEW	COM		94973H 10 8	52,679	     740,285	SH		SOLE	NONE	   605,092	0	   135,193
ZEBRA TECHNOLOGIES CORP	CL A		989207 10 5	53,113	     926,926	SH		SOLE	NONE	   798,666	0	   128,260
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